Liquidity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liquidity (Details) [Line Items]
Net income loss from continuing operations	$ 757,301	$ (854,606)	$ (2,557,110)
Cash inflow from continuing operations	8,717,975
Cash outflow from continuing operations		7,461,511	1,101,143
Accumulated deficit	(14,805,802)	(14,330,288)
Cash balance	1,947,142	4,932,048
Working capital	51,940,172
Restricted cash in banks	29,693,689	25,875,556
Accounts receivable	6,929,529
Loans receivable from third parties	23,751,471
Other receivables	656,835
Operating expenses	3,786,344
Financial guarantee and consulting services	4,185,518
Parent [Member]
Liquidity (Details) [Line Items]
Net income loss from continuing operations	$ 757,301	$ 854,606	$ 2,557,110